GMDB, GMIB, GWBL AND NO LAPSE GUARANTEE FEATURES	6 Months Ended
Jun. 30, 2011
Gmdb Gmib Gwbl And No Lapse Guarantee Features [Abstract]
GMDB GMIB GWBL AND NO LAPSE GUARANTEE FEATURES

  GMDB, GMIB, GWBL AND NO LAPSE GUARANTEE FEATURES

A) Variable Annuity Contracts – GMDB, GMIB and GWBL

The Company has certain variable annuity contracts with GMDB, GMIB and GWBL features in-force that guarantee one of the following:

  Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

  Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

  Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

  Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include a five year or an annual reset; or

  Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities:

	GMDB	GMIB	Total

	(In Millions)

Balance at January 1, 2011	$1,265	$2,311	$3,576
Paid guarantee benefits	(87)	(17)	(104)
Other changes in reserve	159	162	321
Balance at June 30, 2011	1,337	2,456	3,793

Balance at January 1, 2010	1,087	1,558	2,645
Paid guarantee benefits	(52)	(10)	(62)
Other changes in reserve	114	539	653
Balance at June 30, 2010	$1,149	$2,087	$3,236

Related GMDB reinsurance ceded amounts were:

	Six Months Ended
	June 30,
	2011	2010

	(In Millions)

Balance, beginning of year	$533	$405
Paid guarantee benefits	(36)	(34)
Other changes in reserve	88	79
Balance, End of Period	$585	$450

The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

The June 30, 2011 values for variable annuity contracts in-force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

	Return
	of
	Premium	Ratchet	Roll-Up	Combo	Total

	(Dollars In Millions)
GMDB:
Account values invested in:
General Account	$11,835	$232	$126	$487	$12,680
Separate Accounts	$30,479	$7,746	$4,221	$35,812	$78,258
Net amount at risk, gross	$802	$845	$2,537	$10,124	$14,308
Net amount at risk, net of
amounts reinsured	$802	$539	$1,684	$3,946	$6,971
Average attained age
of contractholders	50.1	63.0	68.3	63.5	53.9
Percentage of contractholders
over age 70	7.8%	26.7%	45.9%	27.2%	13.8%
Range of contractually specified
interest rates	N/A	N/A	3% - 6%	3% - 6.5%	3% - 6.5%

GMIB:
Account values invested in:
General Account	N/A	N/A	$27	$561	$588
Separate Accounts	N/A	N/A	$2,832	$48,400	$51,232
Net amount at risk, gross	N/A	N/A	$1,330	$1,723	$3,053
Net amount at risk, net of
amounts reinsured	N/A	N/A	$393	$404	$797
Weighted average years remaining
until annuitization	N/A	N/A	0.6	5.7	5.3
Range of contractually specified
interest rates	N/A	N/A	3% - 6%	3% - 6%	3% - 6.5%

The GWBL and other guaranteed benefits related liability not included above, were $35 million and $38 million at June 30, 2011 and December 31, 2010, respectively, which is accounted for as embedded derivatives. This liability reflects the present value of expected future payments (benefits) less the fees attributable to these features over a range of market consistent economic scenarios.

B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

Investment in Variable Insurance Trust Mutual Funds

	June 30,	December 31,
	2011	2010

	(In Millions)

GMDB:
Equity	$51,481	$48,904
Fixed income	3,869	3,980
Balanced	22,269	22,230
Other	639	713
Total	$78,258	$75,827

GMIB:
Equity	$33,197	$31,837
Fixed income	2,355	2,456
Balanced	15,359	15,629
Other	321	370
Total	$51,232	$50,292

C) Hedging Programs for GMDB, GMIB and GWBL Features

Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator® series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program currently utilizes derivative instruments, such as exchange-traded equity, currency, and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts and swaptions as well as repurchase agreement transactions, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the equity and fixed income markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At June 30, 2011, the total account value and net amount at risk of the hedged variable annuity contracts were $39,989 million and $5,308 million, respectively, with the GMDB feature and $21,264 million and $410 million, respectively, with the GMIB feature.

These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net investment income (loss) in the period in which they occur, and may contribute to earnings (loss) volatility.

D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse Guarantee

The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders liabilities and the related reinsurance ceded:

	Direct	Reinsurance
	Liability	Ceded	Net

	(In Millions)

Balance at January 1, 2011	$375	$(231)	$144
Other changes in reserves	13	(1)	12
Balance at June 30, 2011	$388	$(232)	$156

Balance at January 1, 2010	$255	$(174)	$81
Other changes in reserves	73	(26)	47
Balance at June 30, 2010	$328	$(200)	$128